Share-based payments - Summary of management share plans, bonus deferral plans, global employee share plans and UK share plan (Details)	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares
Share incentive plan | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	3,050,734	3,050,734	2,810,128	2,810,128
Number of non-vested shares, awarded (in shares)	1,909,950	1,909,950	1,360,676	1,360,676
Number of non-vested shares, forfeited (in shares)	(139,906)	(139,906)	(115,973)	(115,973)
Number of non-vested shares, cancelled	(122,571)	(122,571)	(94,111)	(94,111)
Number of non-vested shares, vested (in shares)	(1,161,286)	(1,161,286)	(909,986)	(909,986)
Number of non-vested shares, ending balance (in shares)	3,536,921	3,536,921	3,050,734	3,050,734
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 48.43		£ 50.36
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	45.03		46.54
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	44.00		47.67
Weighted average fair value at grant date, non-vested shares, cancelled | £ / shares	41.69		44.97
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	50.63		52.00
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 46.28		£ 48.43
Share incentive plan | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,780,478	2,780,478	2,580,993	2,580,993
Number of non-vested shares, awarded (in shares)	1,063,340	1,063,340	1,189,754	1,189,754
Number of non-vested shares, forfeited (in shares)	(142,690)	(142,690)	(152,069)	(152,069)
Number of non-vested shares, cancelled	(86,496)	(86,496)	(70,514)	(70,514)
Number of non-vested shares, vested (in shares)	(869,181)	(869,181)	(767,686)	(767,686)
Number of non-vested shares, ending balance (in shares)	2,745,451	2,745,451	2,780,478	2,780,478
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 105.64		$ 103.11
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		105.25		110.96
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		108.76		106.75
Weighted average fair value at grant date, non-vested shares, cancelled | $ / shares		99.81		98.85
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		97.82		105.79
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 107.98		$ 105.64
– Management Share Awards | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,337,860	1,337,860
Number of non-vested shares, ending balance (in shares)	1,148,442	1,148,442	1,337,860	1,337,860
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 52.10
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 50.27		£ 52.10
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	507,657	507,657	569,907	569,907
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 49.80		£ 51.97
– Management Share Awards | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,228,291	1,228,291
Number of non-vested shares, ending balance (in shares)	1,033,442	1,033,442	1,228,291	1,228,291
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 115.71
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 117.33		$ 115.71
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	459,133	459,133	458,429	458,429
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 119.77		$ 123.92
– Bonus Deferral Awards | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	74,844	74,844
Number of non-vested shares, ending balance (in shares)	84,650	84,650	74,844	74,844
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 50.75
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 49.21		£ 50.75
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	40,067	40,067	90,422	90,422
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 54.70		£ 50.18
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 0		£ 0
– Bonus Deferral Awards | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	39,652	39,652
Number of non-vested shares, ending balance (in shares)	45,181	45,181	39,652	39,652
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 117.82
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 119.97		$ 117.82
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	18,570	18,570	44,477	44,477
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 132.87		$ 119.53
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 0		$ 0
– Global Employee Share Plan | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,593,851	1,593,851
Number of non-vested shares, ending balance (in shares)	1,748,910	1,748,910	1,593,851	1,593,851
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 45.11
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 42.62		£ 45.11
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	592,326	592,326	431,973	431,973
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 48.12		£ 51.59
– Global Employee Share Plan | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,512,535	1,512,535
Number of non-vested shares, ending balance (in shares)	1,666,828	1,666,828	1,512,535	1,512,535
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 97.14
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 101.87		$ 97.14
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	513,754	513,754	401,915	401,915
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 118.22		$ 120.73
– UK Share Plan | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	44,179	44,179
Number of non-vested shares, ending balance (in shares)	52,940	52,940	44,179	44,179
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 53.25
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 49.67		£ 53.25
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	11,771	11,771	7,403	7,403
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 48.32		£ 51.56
– UK Share Plan | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	0	0
Number of non-vested shares, ending balance (in shares)	0	0	0	0
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 0
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 0		$ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 0		$ 0
– Arcadium Plans (Restricted Share Rights) | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	0	0
Number of non-vested shares, ending balance (in shares)	14,922	14,922	0	0
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 0
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 49.04		£ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	2,038	2,038	0	0
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 44.17		£ 0
– Arcadium Plans (Restricted Share Rights) | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	0	0
Number of non-vested shares, ending balance (in shares)	0	0	0	0
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 0
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 0		$ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 0		$ 0
– Arcadium Plans (Restricted Share Units) | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	0	0
Number of non-vested shares, ending balance (in shares)	487,057	487,057	0	0
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 0
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 49.04		£ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	81,336	81,336	0	0
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 47.47		£ 0
– Arcadium Plans (Restricted Share Units) | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	0	0
Number of non-vested shares, ending balance (in shares)	0	0	0	0
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 0
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 0		$ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 0		$ 0